Employee Benefits (Details) - Summary of actuarial assumptions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of actuarial assumptions [Abstract]
Severance compensation	2.40%	3.73%
Retirement benefits	2.90%	4.10%